Repossessed Assets (Tables)	12 Months Ended
Dec. 31, 2015
Repossessed Assets [Abstract]
Schedule of Repossessed Assets	Repossessed assets include the following.

	December 31,
	2015	2014
	(Dollars in millions)
One-to-four family properties	$12	$18
Commercial properties	5	1
Total repossessed assets	$17	$19

Schedule of Activity in Repossessed Assets
The following schedule provides the activity for repossessed assets.

	For the Years Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Beginning balance	$19	$37	$121
Additions/transfers in	42	40	78
Disposals	(27)	(46)	(116)
Write-down and other changes	(10)	(10)	(11)
Transfers out	(7)	(2)	(35)
Ending balance	$17	$19	$37